Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2019
Registrant Name	SEI ASSET ALLOCATION TRUST
Entity Central Index Key	0001003632
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 05, 2019
Document Effective Date	Aug. 05, 2019
Prospectus Date	Jul. 31, 2019
SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS I
Prospectus:
Trading Symbol	SCMSX